Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Personnel Expenses [abstract]
Summary of Personnel Expenses
The following are the items included in the account as of the indicated dates:

	12.31.24	12.31.23	12.31.22
Payroll	(418,640,653)	(404,137,702)	(371,375,897)
Social Contributions on Payroll	(99,575,723)	(94,885,738)	(88,535,077)
Personnel Compensations and Rewards	(478,044,645)	(219,361,618)	(164,038,318)
Services for Personnel	(15,440,532)	(17,903,783)	(18,271,984)
Other Short-term Personnel Expenses	(16,358,760)	(27,843,321)	(13,311,763)
Other Long-term Personnel Expenses	(3,418,493)	(1,219,189)	(1,519,498)
Total	(1,031,478,806)	(765,351,351)	(657,052,537)